Warrants - Schedule of Remaining Outstanding Equity Warrants (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares
Delta Drone Warrants [Member]
Schedule of Remaining Outstanding Equity Warrants [Line Items]
Issuance date	2022*	[1]
No. of warrants issued	111,261	[1]
Exercise price per share | $ / shares	$ 4	[1]
No. of Ordinary shares underlying warrants	111,261	[1]
IPO Underwriter Warrants [Member]
Schedule of Remaining Outstanding Equity Warrants [Line Items]
Issuance date	2023**	[2]
No. of warrants issued	97,500	[2]
Exercise price per share | $ / shares	$ 5	[2]
No. of Ordinary shares underlying warrants	97,500	[2]
IPO Consultant Warrants [Member]
Schedule of Remaining Outstanding Equity Warrants [Line Items]
Issuance date	2023****	[3]
No. of warrants issued	144,606	[3]
Exercise price per share | $ / shares	$ 1.275	[3]
No. of Ordinary shares underlying warrants	144,606	[3]

[1]	see Note 13B
[2]	see Note 10C2)
[3]	see Note 10C5)